UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Natural Resouces Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canadian Independents — 7.7%
Canadian Natural Resources Ltd.	106,200	$8,178,801
Crew Energy, Inc. (a)	285,500	5,129,331
EnCana Corp.	134,922	4,462,866
Husky Energy, Inc.	106,400	3,007,230
Iteration Energy Ltd. (a)	144,063	239,679
Nexen, Inc.	122,700	2,983,550
Niko Resources Ltd.	21,800	2,389,673
Pan Orient Energy Corp. (a)	224,000	1,625,202
Paramount Resources Ltd. (a)	75,000	1,295,777
Progress Energy Resources Corp.	153,553	1,839,673
Talisman Energy, Inc.	656,800	11,179,437

		42,331,219

Chemicals — 0.6%
E.I. du Pont de Nemours & Co.	33,400	1,330,656
Intrepid Potash, Inc. (a)	18,400	483,184
Praxair, Inc.	19,700	1,650,269

		3,464,109

Energy Equipment & Services — 10.3%
Acergy SA - ADR	85,000	1,624,350
Cameron International Corp. (a)	203,200	8,018,272
Dresser-Rand Group, Inc. (a)	196,200	6,921,936
Dril-Quip, Inc. (a)	85,300	4,941,429
National Oilwell Varco, Inc.	261,501	11,513,889
Noble Corp.	163,600	6,460,564
Seahawk Drilling, Inc. (a)	4,713	78,518
Tesco Corp. (a)	106,300	1,329,813
Transocean Ltd. (a)	164,709	11,933,167
Trican Well Service Ltd.	46,400	589,250
Weatherford International Ltd. (a)	156,752	2,838,779

		56,249,967

Gas Utilities — 0.9%
EQT Corp.	107,600	4,679,524

Gold — 1.7%
Barrick Gold Corp.	56,500	2,464,018
Eldorado Gold Corp.	441,400	6,778,736

		9,242,754

Integrated Oil & Gas — 11.8%
BP Plc - ADR	44,500	2,320,675
Chevron Corp.	152,291	12,402,579
ConocoPhillips	122,775	7,267,052
Eni SpA - ADR	19,250	855,663
Exxon Mobil Corp.	141,128	9,575,535
Hess Corp.	95,000	6,037,250
Marathon Oil Corp.	155,400	4,996,110
Murphy Oil Corp.	256,000	15,398,400
Total SA - ADR (b)	111,000	6,036,180

		64,889,444

Common Stocks	Shares	Value

Marine — 0.3%
Aegean Marine Petroleum Network, Inc.	72,300	$1,897,152

Metals & Mining — 7.3%
Alcoa, Inc.	22,900	307,776
Aluminum Corp. of China Ltd. - ADR	205,700	4,990,282
BHP Billiton Ltd.	60,500	2,211,653
First Quantum Minerals Ltd.	55,700	4,273,733
Franco-Nevada Corp. (a)	75,000	2,161,843
Gammon Gold, Inc. (a)	139,100	1,035,239
Goldcorp, Inc.	136,082	5,882,418
HudBay Minerals, Inc. (a)	195,000	2,480,213
Inmet Mining Corp.	12,700	659,255
Newcrest Mining Ltd.	162,000	4,890,083
Newmont Mining Corp.	9,900	555,192
Southern Copper Corp.	149,900	4,583,942
Vale SA - ADR	189,900	5,816,637

		39,848,266

Oil & Gas Drilling — 4.1
Diamond Offshore Drilling, Inc.	49,100	3,883,810
Helmerich & Payne, Inc.	103,900	4,220,418
Nabors Industries Ltd. (a)	112,800	2,433,096
Pride International, Inc. (a)	138,000	4,185,540
Rowan Cos., Inc. (a)	54,500	1,624,100
Saipem SpA	164,500	6,142,662

		22,489,626

Oil & Gas Equipment & Services — 7.1%
Baker Hughes, Inc.	118,181	5,880,685
Exterran Holdings, Inc. (a)	521	15,187
FMC Technologies, Inc. (a)	155,600	10,532,564
Halliburton Co.	204,600	6,270,990
Schlumberger Ltd.	96,700	6,906,314
Smith International, Inc.	80,700	3,854,232
Technip SA - ADR	64,975	5,214,244

		38,674,216

Oil & Gas Exploration & Production — 22.9%
Anadarko Petroleum Corp.	145,500	9,044,280
Apache Corp.	138,360	14,079,514
Brigham Exploration Co. (a)	240,000	4,682,400
Cabot Oil & Gas Corp., Class A	118,200	4,270,566
Carrizo Oil & Gas, Inc. (a)(b)	64,500	1,415,130
Cimarex Energy Co.	48,394	3,294,664
Denbury Resources, Inc. (a)	63,413	1,214,359
Devon Energy Corp.	214,898	14,469,082
EOG Resources, Inc.	230,100	25,798,812
Forest Oil Corp. (a)	47,400	1,388,820
Mariner Energy, Inc. (a)	144,065	3,440,272
Newfield Exploration Co. (a)	75,300	4,381,707
Noble Energy, Inc.	86,700	6,623,880
Occidental Petroleum Corp.	138,200	12,252,812
Pioneer Natural Resources Co.	50,500	3,238,565

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Natural Resouces Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Exploration & Production (concluded)
Range Resources Corp.	171,300	$8,181,288
Southwestern Energy Co. (a)	100,600	3,991,808
XTO Energy, Inc.	79,125	3,760,020

		125,527,979

Oil & Gas Producers — 0.8%
Whiting Petroleum Corp. (a)	51,000	4,606,830

Oil, Gas & Consumable Fuels — 8.5%
Arch Coal, Inc.	39,300	1,061,100
Berry Petroleum Co., Class A	61,300	1,984,281
CNOOC Ltd. - ADR	34,300	6,034,056
Cenovus Energy, Inc.	134,922	3,967,435
Coastal Energy Co. (a)	527,400	2,159,858
Consol Energy, Inc.	71,900	3,212,492
Patriot Coal Corp. (a)	27,840	548,170
Peabody Energy Corp.	144,000	6,727,680
PetroBakken Energy Ltd.	63,337	1,720,287
PetroHawk Energy Corp. (a)	57,000	1,230,630
Petroleo Brasileiro SA - ADR	127,000	5,388,610
Suncor Energy, Inc.	370,604	12,678,174

		46,712,773

Paper & Forest Products — 0.3%
Fibria Celulose SA - ADR (a)	91,000	1,806,350

Refining, Marketing & Transportation — 0.3%
Valero Energy Corp.	89,000	1,850,310

Utilities — 0.3%
Williams Cos., Inc.	69,500	1,640,895

Total Long-Term Investments (Cost – $230,758,227) – 84.9%		465,911,414

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (c)(d)	86,587,228	$86,587,228

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (c)(d)(e)	$938	$937,800

Total Short-Term Securities (Cost – $87,525,028) – 16.0%		87,525,028

Total Investments (Cost – $318,283,255*) – 100.9%		553,436,442
Liabilities in Excess of Other Assets – (0.9)%		(5,143,093)

Net Assets – 100.0%		$548,293,349

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$317,349,402

Gross unrealized appreciation	$238,620,969
Gross unrealized depreciation	(2,533,929)

Net unrealized appreciation	$236,087,040

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Natural Resources Trust

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	37,958,571	48,628,657	86,587,228	$63,199

BlackRock Liquidity Series, LLC, Money Market Series	$4,872,250	$(3,934,450)	$937,800	$11,373

(e)	Security was purchased with the cash proceeds from loaned securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments
Common Stocks:
Canadian Independents	$42,331,219	—	—	$42,331,219
Chemicals	3,464,109	—	—	3,464,109
Energy Equipment & Services	56,249,967	—	—	56,249,967
Gas Utilities	4,679,524	—	—	4,679,524
Gold	9,242,754	—	—	9,242,754
Integrated Oil & Gas	64,889,444	—	—	64,889,444
Marine	1,897,152	—	—	1,897,152
Metals & Mining	32,746,530	$7,101,736	—	39,848,266
Oil & Gas Drilling	16,346,964	6,142,662	—	22,489,626
Oil & Gas Equipment & Services	38,674,216	—	—	38,674,216
Oil & Gas Exploration & Production	125,527,979	—	—	125,527,979
Oil & Gas Producers	4,606,830	—	—	4,606,830
Oil, Gas & Consumable Fuels	46,712,773	—	—	46,712,773
Paper & Forest Products	1,806,350	—	—	1,806,350
Refining, Marketing & Transportation	1,850,310	—	—	1,850,310
Utilities	1,640,895	—	—	1,640,895
Short-Term Securities	86,587,228	937,800	—	87,525,028

Total	$539,254,244	$14,182,198	—	$553,436,442

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 28, 2010